SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accounts receivable, net of provision for doubtful accounts
Reversed allowance for expected credit losses	$ 2,694,737	$ 749,688
Media deposits
Percentage of deposit on guaranteed minimum spend	10.00%
Media deposits - third parties	$ 465,504		$ 265,784